Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets.
Schedule of intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Opening net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436
Additions	—	—	—	9,779	21,709	—	—	—	31,488
Impairment	—	(1,400)	—	—	(4,451)	—	—	—	(5,851)
Transfer	—	30,764	—	—	(30,764)	—	—	—	—
Amortization	—	(77,975)	—	(15,509)	—	—	(30,906)	(2,043)	(126,433)
Exchange differences	—	1,265	—	138	328	—	—	—	1,731
Closing net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371

As at December 31, 2023
Cost	690,910	802,696	61,078	159,513	15,193	289,161	155,492	80,263	2,254,306
Accumulated amortization	(690,910)	(680,040)	(61,078)	(152,394)	—	—	(125,372)	(80,263)	(1,790,057)
Exchange differences	—	6,204	—	110	808	—	—	—	7,122
Net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2024
Opening net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371
Additions	—	—	—	602	20,708	—	—	—	21,310
Impairment	—	(2,392)	—	—	—	(131,901)	—	—	(134,293)
Transfer	—	17,608	—	—	(17,608)	—	—	—	—
Amortization	—	(26,728)	—	(3,291)	—	—	(23,978)	—	(53,997)
Disposal of subsidiaries (Note 12)	—	(94,028)	—	(1,934)	(13,102)	—	—	—	(109,064)
Exchange differences	—	437	—	7	(135)	—	—	—	309
Closing net book amount	—	23,757	—	2,613	5,864	157,260	6,142	—	195,636

As at December 31, 2024
Cost	690,910	647,025	61,078	133,506	5,191	157,260	155,492	80,263	1,930,725
Accumulated amortization	(690,910)	(629,909)	(61,078)	(131,010)	—	—	(149,350)	(80,263)	(1,742,520)
Exchange differences	—	6,641	—	117	673	—	—	—	7,431
Net book amount	—	23,757	—	2,613	5,864	157,260	6,142	—	195,636

Schedule of amortization expense

	Year ended December 31,
Amortization of intangible assets	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Cost of revenue	119,819	84,081	47,028
Research and development expenses	6,282	4,437	232
General and administrative expenses	9,111	3,228	482
	135,212	91,746	47,742

Discontinued operations	26,909	34,687	6,255
	162,121	126,433	53,997

Schedule of key assumptions used for value-in-use calculations

	For the year ended December 31,
	2023	2024
	RMB’000	RMB’000

Revenue growth rate	-10%-13%	-25%-10%
Profit margin	-2%-14%	-2%-8%
Long term growth rate	2%	2%
Pre-tax discount rate	19.73%	21.54%
Recoverable amount of the group of CGUs exceeding/(below) its carrying amount (RMB’000)	1,153,821	(189,518)

Schedule of possible changes of key assumptions

Possible changes of significant assumptions	Recoverable amount of the CGU
	exceeding/(below) its carrying amount(Note)
	Year ended December 31,
	2023	2024
	RMB’000	RMB’000

Revenue growth rate decrease by 5%	597,067	(265,224)
Profit margin decrease by 1%	886,786	(296,597)
Long term growth rate decrease by 1%	1,039,101	(207,564)
Pre-tax discount rate increase by 1%	989,962	(230,342)

Note: The carrying amount of goodwill included the goodwill attributable to the non-controlling interest.